Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Income (Loss) Before Provision for Income Taxes
Income (loss) before provision for income taxes consisted of the following:

	Years Ended December 31,
(in thousands)	2023	2022
Federal	(376,152)	(113,389)
Foreign	185,608	(55,586)

Loss before provision for income taxes	$(190,544)	$(168,975)

Schedule of Provision for Income Taxes
The provision for income taxes for the years ended December 31, 2023 and 2022 consisted of the following:

	Years Ended December 31,
(in thousands)	2023	2022
Current income tax (benefit) expense:
Federal	$(136)	(246)
State	10	(19)
Foreign	—	—

Total current income tax benefit	(126)	(265)

Deferred income tax (benefit) expense:
Federal	—	—
State	—	—
Foreign	—	—

Total deferred income tax benefit	—	—

Total income tax benefit	$(126)	$(265)

Schedule of Income Tax (Benefit) Expense Reconciliation
The Company’s income tax benefit for the years ended December 31, 2023 and 2022 relating to federal, state and foreign tax jurisdictions differs from the amounts determined by applying the statutory federal income tax rate based on the following:

	Years Ended December 31,
(in thousands)	2023		2022
Benefit at the federal rate	$(40,015)	21.0%	$(35,472)	21.0%
Increase (decrease) resulting from:
Foreign tax rate differential	(15,783)	8.3%	2,177	(1.3)%
State taxes, net of federal benefit	(9,514)	5.0%	(1,603)	0.9%
Change in valuation allowance	98,714	(51.8)%	35,406	(21.0)%
Intercompany note impairment	(34,615)	18.2%	—	—
Tax credits	(5,928)	3.1%	(6,992)	4.1%
Officer's compensation	177	(0.1)%	695	(0.4)%
Stock compensation	4,564	(2.4)%	4,637	(2.7)%
Impairment of intellectual property	3,003	(1.6)%	—	—
Permanent differences	79	0.0%	(182)	0.1%
Change in state tax law	384	(0.2)%	—	—
Other	(1,192)	0.6%	1,069	(0.6)%

Total income tax benefit	$(126)	0.1%	$(265)	0.1%

Summary of Components of Deferred Income Taxes
Components of deferred income taxes consist of the following:

	December 31,
(in thousands)	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$54,081	$9,374
Tax credit carryforwards	19,378	12,374
Intangible assets	—	25,537
Intercompany note impairment	64,087
Operating lease liabilities	6,348	8,074
Non-qualified stock compensation	15,435	12,017
Restricted stock compensation	680	235
Capitalization of R&D expenses	20,758	20,375
Other	676	1,661

Total deferred tax assets	181,443	89,647

Valuation allowance	(180,943)	(82,228)

Net deferred tax assets	$500	$7,419

Deferred tax liabilities:
Operating lease right-of-use assets	(506)	(7,218)
Depreciation	4	(186)
Other	2	(15)

Total deferred tax liabilities	(500)	(7,419)

Net deferred tax asset (liability)	$—	$—